Net Income per Common Unit (Tables)	3 Months Ended
Mar. 31, 2013
Net Income per Common Unit
Schedule of computations of the basic and diluted earnings per share

The following table illustrates the Partnership's calculation of net income per common unit (in thousands, except per unit information):

January 23, 2013 to March 31, 2013
Net income (from the closing of the offering on January 23, 2013 to March 31, 2013)	$197,528
Net income per common unit, basic	$1.34
Net income per common unit, diluted	$1.34
Weighted-average common units outstanding, basic	147,600,000
Weighted-average common units outstanding, diluted	147,600,000